J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
February 16, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan Social Advancement ETF
JPMorgan Sustainable Consumption ETF
JPMorgan Sustainable Infrastructure ETF (the “Funds”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 351 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 353 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of registering the Funds as new series of the Trust. The JPMorgan Social Advancement ETF seeks to achieve long-term capital appreciation by investing in companies that the adviser believes are facilitating social and economic advancement, the JPMorgan Sustainable Consumption ETF seeks to achieve long-term capital appreciation by investing in companies that the adviser believes are developing solutions that help preserve natural resources, improve resource use, or reduce waste and the JPMorgan Sustainable Infrastructure ETF seeks to achieve long-term capital appreciation by investing in companies that the adviser believes are well-positioned to develop the infrastructure required to facilitate a sustainable and inclusive economy.
Please contact the undersigned at 614-213-4042 if you have any questions.
Very truly yours,
/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary